INVESTMENT SECURITIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available For Investment Securities [Line Items]
Trading Securities Pledged as Collateral	$ 8,958,000	$ 10,371,000
Available-For-Sale Securities, Continuous Unrealized Loss Position, Twelve Months Or Longer, Fair Value	1,965,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	35,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	0	60,000
Available-For-Sale Securities, Continuous Unrealized Loss Position, Less Than Twelve Months, Fair Value	0	1,940,000
Fair Value [Member]
Available For Investment Securities [Line Items]
Available-For-Sale Securities, Continuous Unrealized Loss Position, Twelve Months Or Longer, Fair Value	1,965,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	35,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss		60,000
Available-For-Sale Securities, Continuous Unrealized Loss Position, Less Than Twelve Months, Fair Value		$ 1,940,000